Goodwill and Intangible Assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
11. Goodwill and Intangible Assets, net
Goodwill consisted of the following (in thousands):

Balances as of December 31, 2020	$1,857
Goodwill acquired in Dutch DNA acquisition	15,177
Currency translation adjustment	(374)

Balances as of September 30, 2021	$16,660

Intangible assets, net consisted of the following (in thousands):

	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Net
Balances as of September 30, 2021
Acquired developed technology	13.5	$25,509	$(2,941)	$22,568
Balances as of December 31, 2020
Acquired developed technology	6.0	$5,490	$(2,196)	$3,294
Amortization expense was $0.4 million and $0.1 million for the three months ended September 30, 2021 and 2020, respectively, and $0.7 million and $0.4 million for the nine months ended September 30, 2021 and 2020, respectively. Future amortization expense will be $0.4 million for the remainder of 2021 and $1.8 million per year thereafter over the remaining estimated useful life of the intangible assets.

9. Goodwill and Intangible Assets, net
During the years ended December 31, 2020 and 2019, there was no change in the carrying value of goodwill.
Intangible assets, net consisted of the following (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net
Balances as of December 31, 2020
Acquired technology	$5,490	$(2,196)	$3,294
Balances as of December 31, 2019
Acquired technology	$5,490	$(1,647)	$3,843
Acquired technology had a weighted average remaining amortization period of 6 and 7 years as of December 31, 2020 and 2019, respectively. Amortization expense was $0.5 million for each of the years ended December 31, 2020 and 2019. Future amortization expense for each of the remaining years in the useful life of the intangible assets will be $0.5 million per year.